Goodwill, net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Goodwill, net
Balance at beginning	¥ 454
Impairment loss	0			¥ 31,188
Additions			¥ 454
Balance at ending	¥ 454	$ 63	¥ 454